Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	Weighted average interest rate (1)
millions of Canadian dollars	2018	2017	Maturity	2018	2017
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$339	$133
Unsecured fixed rate notes	3.50%	3.50%	2019-2023	725	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,637	1,505
				$2,701	$2,363
Emera US Finance LP
Unsecured senior notes (USD)	3.60%	3.60%	2019 - 2046	$4,434	$4,077
TECO Finance (2)
Variable rate notes (USD)		Variable	2018	$-	$314
Fixed rate notes and bonds (USD)	5.15%	5.15%	2020	409	376
				$409	$690
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.64%	4.75%	2021 - 2049	$3,126	$2,410
PGS
Fixed rate notes and bonds (USD)	4.66%	5.06%	2021 - 2049	$425	$328
NMGC
Fixed rate notes and bonds (USD)	4.53%	4.53%	2021 - 2026	$368	$339
NMGI
Fixed rate notes and bonds (USD)	3.41%	3.41%	2019 - 2024	$273	$251
NSPI
Discount notes	Variable	Variable	2023	$516	$364
Medium term fixed rate notes	5.73%	5.73%	2025 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
				$2,576	$2,424
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2023	$28	$51
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	68	63
Unsecured senior fixed rate notes (USD)	4.23%	4.15%	2022 -2048	382	294
				$478	$408
EBP
Senior secured credit facility	3.08%	3.08%	2022	$248	$248
GBPC
Amortizing fixed rate notes (USD)	3.83%	3.77%	2021-2022	$114	$78
Senior notes (USD)	7.07%	7.07%	2020-2023	68	88
				$182	$166
ICDU
Fixed rate note (USD)	4.00%	-	2023	$24	$-
BLPC & ECI
Secured senior notes (USD)	Variable	Variable	2021	159	168
Secured fixed rate senior notes (4)	4.74%	5.06%	2020 - 2035	$99	$76
				$258	$244
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$22	$31
Debt issuance costs				(113)	(98)
Amount due within one year				(1,119)	(741)
				$(1,210)	$(808)
Long-Term Debt				$14,292	$13,140
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2018	2017
Emera – revolving credit facility (1)	June 2020	$900	$900
NSPI - revolving credit facility (1)	October 2023	600	600
Emera Maine – revolving credit facility	February 2023	109	100
BLPC – revolving credit facility	2021 - 2022	26	24
Total		1,635	1,624
Less:
Borrowings under credit facilities		899	598
Letters of credit issued inside credit facilities		77	44
Use of available facilities		976	642
Available capacity under existing agreements		$659	$982
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Schedule of Debt Conversions [Table Text Block]
As at
	Financial Covenant	Requirement	December 31, 2018
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.60 : 1

Schedule of Maturities of Long-term Debt [Table Text Block]
millions of Canadian dollars	2019	2020	2021	2022	2023	Thereafter	Total
Emera	$225	$339	$-	$-	$500	$1,637	$2,701
Emera US Finance LP	682	-	1,023	-	-	2,729	4,434
TECO Finance	-	409	-	-	-	-	409
Tampa Electric	-	-	315	307	-	2,504	3,126
PGS	-	-	64	34	-	327	425
NMGC	-	-	273	-	-	95	368
NMGI	69	-	-	-	-	204	273
NSPI	95	-	-	-	516	1,965	2,576
Emera Maine	-	41	-	123	28	286	478
EBP	-	-	-	248	-	-	248
GBPC	17	50	37	33	45	-	182
ICDU	-	-	-	-	24	-	24
BLPC & ECI	31	59	30	13	25	100	258
Total	$1,119	$898	$1,742	$758	$1,138	$9,847	$15,502